Short-Term Borrowings - Schedule of Short-Term Borrowings (Details) - USD ($) $ in Thousands		Jun. 30, 2025	Dec. 31, 2024
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings		$ 31,268	$ 23,438
Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[1]	11,192	9,737
Export-Import Bank of China Jiangxi Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[2]	6,086	6,051
Agricultural Bank of China Xinyu Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[3]	5,596	3,477
Xinyu Rural Commercial Bank Gaoxin Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[4]	4,197	4,173
Industrial and Commercial Bank of China Limited Xinyu High Tech Branch [Member]
Schedule of Short-Term Borrowings [Line Items]
Short-term borrowings	[5]	$ 4,197

[1]	As of December 31, 2024, the Jiangxi Yibo had two outstanding bank loans, totaling $9,737 (RMB70,000), from Bank of China Xinyu Branch with an annual interest rate of 3.10%, which matured on July 8, 2025 and July 19, 2025, respectively. These two loans were fully repaid in July 2025. The bank loans were guaranteed by related parties. (See Note 16). For the six months ended June 30, 2025, the Jiangxi Leibotai entered into another bank loan agreement of $1,399 (RMB10,000) with Bank of China Xinyu Branch with an annual interest rate of 2.90% and a maturity date of March 18, 2026.
[2]	On September 14, 2024, the Jiangxi Yibo entered into a bank loan agreement with Export-Import Bank of China Jiangxi Branch in a total amount of $6,051 (RMB43,500) with an annual interest rate of 3.10%, which will mature on September 13, 2025. The loan was guaranteed by Xinyu High-Tech Investment Co., Ltd., a related party of the Group. (See Note 16). The loan was fully repaid in September 2025.
[3]	As of December 31, 2024, the Jiangxi Yibo had an outstanding balance of $3,477 (RMB 25,000) with a maturity date of April 24, 2025 and an annual interest rate of 3.00%. The loan was guaranteed by a related party of the Group and was secured by mortgaging the properties of Jiangxi Yibo. (See Note 16). As of June 30, 2025, the loan was fully repaid upon maturity. For the six months ended June 30, 2025, the Jiangxi Yibo entered into two additional bank loan agreements with Agricultural Bank of China Xinyu Branch, totaling $5,596 (RMB40,000). The loans, with principal amounts of $2,099 (RMB15,000) and $3,498 (RMB25,000) respectively, carry annual interest rates of 3.10% and 3.10% and will mature on December 30, 2025 and April 29, 2026, respectively.
[4]	As of December 31, 2024, the Jiangxi Yibo had an outstanding bank loan of $4,173 (RMB30,000) from Xingyu Rural Commercial Bank Gaoxin Branch, with a maturity date of January 8, 2025 and an annual interest rate of 3.80%. The loan was guaranteed by a related party of the Group. (See Note 16). As of June 30, 2025, the loan was fully repaid upon maturity. On January 14, 2025, the Jiangxi Yibo entered into a bank loan with an amount of $4,197 (RMB30,000) with a maturity date of January 13, 2026. The bank loans were guaranteed by the legal entity.
[5]	On March 13, 2025, the Jiangxi Yibo entered into a bank loan with an amount of $4,197 (RMB30,000) with a maturity date of February 24, 2026 and an annual interest rate of 2.80%. The loan was fully repaid in August 2025.